Other Assets - Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other current assets
Customer financing receivables, net	$ 147	$ 143
Contract assets	56	69
Prepaid expenses	46	44
Income taxes receivable	34	98
Deferred costs	26	23
Other tax receivables	22	28
Value-added tax receivable	21	25
Other	30	37
Total other current assets	$ 382	$ 467